Investment Objectives and Goals - MFS International Equity Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MFS® International Equity Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.